Fair value measurements - Additional Information (Detail) - Forward Currency Contracts [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Net amount related to foreign currency contracts included in prepaid and other current assets	$ 0.2	$ 0.5
Other Accrued Expenses [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Net amount related to foreign currency contracts included in other accrued expenses	$ 0.3	$ 0.3